Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 10 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related party balances as of December 31, 2024 and 2023 and transactions for the years ended December 31, 2024 and 2023 are as follows:

(1)	Related party relationships:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares

(2)	Purchases from related party:

	For the year ended December 31,
	2024	2023	2022

Anhui Zhongke	$676,889	$210,251	$805,679

Our affiliated entity Anhui Zhongke and HUHU China entered into a software purchase agreement, whereby Anhui Zhongke sold factory management and monitoring software to HUHU China. The purchase price of the software is $676,889, $210,251 and $805,679 for the years ended December 31, 2024, 2023 and 2022, respectively. The software was then sold to customers and the purchase price of the software was included in cost of revenue.

(3)	Due to related parties:

	As of December 31,
	2024	2023
Mr. Yujun Xiao	$246,454	$443,027
Ms. Yinglai Wang	—	425,411
	$246,454	$868,438

Mr. Yujun Xiao and Ms. Yinglai Wang made advances to the Company as working capital to support the Company’s operations. The balances are unsecured, interest-free and due upon demand.